Revenue and Contract Balances (Details) - Schedule of allowance for doubtful accounts - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance December 31, 2020	$ 1,131
Add: provision for doubtful accounts	312	$ 786	$ 1,590	$ 586
Less: write-offs, net of recoveries	(301)		(1,073)	$ (23)
Balance June 30, 2021	$ 1,142		$ 1,131